Offerings - Offering: 1	Mar. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	302.14
Maximum Aggregate Offering Price	$ 15,107,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,086,276.70
Offering Note	The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee and computed in accordance with Rule 457 (a), (c) and (h) under the Securities Act of 1933, as amended (the "Securities Act") using the average of the high and low sale prices of the common stock on March 12, 2026, as reported on the Nasdaq Stock Market LLC. Pursuant to Rule 416(a) under the Securities Act, the registration statement on Form S-8 shall also cover any additional shares of the common stock of that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's common stock.